Organization and Description of Business - Schedule of Commercial Real Estate Property Management Business (Details)	12 Months Ended
Dec. 31, 2025
TDH Foods limited [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Aug. 24, 2020
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
TDH HK limited [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Feb. 21, 2016
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
TDH Income Corporation [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jun. 04, 2021
Place of incorporation	Nevada
Ownership percentage	100.00%
Principal activities	Investment
Beijing Wenxin Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jan. 22, 2022
Place of incorporation	Beijing, China
Ownership percentage	100.00%
Principal activities	Investment
Vigour Management Limited. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 15, 2024
Place of incorporation	BVI
Ownership percentage	90.00%
Principal activities	Investment
Ruby21Noland LLC [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Jun. 09, 2021
Place of incorporation	Missouri
Ownership percentage	100.00%
Principal activities	commercial real estate business
HARDEES2470 LLC [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	May 14, 2024
Place of incorporation	Missouri
Ownership percentage	100.00%
Principal activities	commercial real estate business
Hengzhuo Investment Limited. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 15, 2024
Place of incorporation	Hong Kong
Ownership percentage	90.00%
Principal activities	Investment
Beijing Ruihe Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 15, 2024
Place of incorporation	Beijing, China
Ownership percentage	90.00%
Principal activities	commercial real estate business
Beijing Ruihe Space Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Nov. 15, 2024
Place of incorporation	Beijing, China
Ownership percentage	90.00%
Principal activities	commercial real estate business
Qingdao Chihong Information Consulting Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Mar. 27, 2023
Place of incorporation	Qingdao, China
Ownership percentage	100.00%
Principal activities	Investment
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Apr. 30, 2024
Place of incorporation	Beijing, China
Ownership percentage	60.00%
Principal activities	commercial real estate business
Beijing Jingshi Space Commercial Management Co., Ltd. [Member]
Schedule of Commercial Real Estate Property Management Business [Line Items]
Date of incorporation	Apr. 30, 2024
Place of incorporation	Beijing, China
Ownership percentage	60.00%
Principal activities	commercial real estate business